Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
(1)	Property, plant and equipment as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	13,970,098	(23,475)	—	(26,772)	13,919,851
Buildings		21,773,824	(57,231)	(9,150,218)	(7,074)	12,559,301
Structures		74,136,523	(180,009)	(27,864,461)	(13,207)	46,078,846
Machinery		94,295,027	(157,785)	(43,740,838)	(515,402)	49,881,002
Ships		2,482	—	(2,227)	—	255
Vehicles		338,386	(632)	(259,288)	(115)	78,351
Equipment		1,895,528	(227)	(1,487,643)	(42)	407,616
Tools		1,195,721	(239)	(1,003,295)	(39)	192,148
Construction-in-progress		31,121,255	(79,126)	—	(157,530)	30,884,599
Right-of-use assets		7,905,214	—	(3,363,048)	—	4,542,166
Asset retirement costs		12,260,732	—	(4,701,138)	(146,423)	7,413,171
Others		13,979,980	—	(11,227,899)	—	2,752,081

	￦	272,874,770	(498,724)	(102,800,055)	(866,604)	168,709,387

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	14,135,452	(23,474)	—	(27,487)	14,084,491
Buildings		22,973,395	(52,122)	(10,041,270)	(7,073)	12,872,930
Structures		78,473,094	(172,021)	(30,171,363)	(13,205)	48,116,505
Machinery		101,049,793	(140,082)	(48,791,577)	(514,991)	51,603,143
Ships		2,068	—	(1,891)	—	177
Vehicles		371,207	(1,675)	(281,833)	(117)	87,582
Equipment		1,989,115	(149)	(1,591,890)	(42)	397,034
Tools		1,256,189	(64)	(1,073,086)	(38)	183,001
Construction-in-progress		30,313,624	(111,822)	—	(157,530)	30,044,272
Right-of-use assets		7,848,138	—	(3,788,741)	—	4,059,397
Asset retirement costs		14,348,920	—	(5,277,109)	(146,423)	8,925,388
Others		14,852,245	—	(12,106,384)	—	2,745,861

	￦	287,613,240	(501,409)	(113,125,144)	(866,906)	173,119,781

Summary of Changes in Property, Plant and Equipment
(2)	Changes in property, plant and equipment for the years ended December 31, 2021 and 2020 are as follows:

		2020
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won
Land	￦	13,848,063	5,330	(31,304)	(273)	—	121,510	13,943,326
(Government grants)		(21,817)	—	2	—	—	(1,660)	(23,475)
Buildings		12,445,706	7,225	(16,015)	(875,680)	(2,107)	1,057,403	12,616,532
(Government grants)		(61,920)	—	—	5,206	—	(517)	(57,231)
Structures		45,178,870	36,091	(346,612)	(2,313,920)	(3,571)	3,707,997	46,258,855
(Government grants)		(186,554)	—	2,032	9,526	—	(5,013)	(180,009)
Machinery		49,907,300	407,521	(283,845)	(5,526,816)	(74,362)	5,608,989	50,038,787
(Government grants)		(158,907)	—	496	17,468	—	(16,842)	(157,785)
Ships		201	—	—	(106)	—	160	255
Vehicles		70,585	3,880	(151)	(35,036)	—	39,705	78,983
(Government grants)		(2,275)	—	4	2,064	—	(425)	(632)
Equipment		374,115	72,655	(86)	(186,004)	—	147,163	407,843
(Government grants)		(241)	—	—	149	—	(135)	(227)
Tools		164,064	28,048	(193)	(82,862)	—	83,330	192,387
(Government grants)		(403)	—	—	243	—	(79)	(239)
Construction-in-progress		28,419,470	12,726,469	(486)	—	7,799	(10,189,527)	30,963,725
(Government grants)		(61,211)	8,783	—	—	—	(26,698)	(79,126)
Right-of-use assets		4,783,573	291,334	(827)	(586,254)	—	54,340	4,542,166
Asset retirement costs		7,374,527	131	(196)	(819,708)	—	858,417	7,413,171
Others		2,628,681	6,470	(8,145)	(984,097)	(366)	1,109,538	2,752,081

	￦	164,701,827	13,593,937	(685,326)	(11,376,100)	(72,607)	2,547,656	168,709,387

		2021
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won
Land	￦	13,943,326	9,561	(54,447)	—	—	209,525	14,107,965
(Government grants)		(23,475)	—	1	—	—	—	(23,474)
Buildings		12,616,532	9,036	(19,974)	(889,539)	—	1,208,997	12,925,052
(Government grants)		(57,231)	—	—	5,174	—	(65)	(52,122)
Structures		46,258,855	(5,472)	(319,287)	(2,582,488)	(741)	4,937,659	48,288,526
(Government grants)		(180,009)	—	1,811	9,517	—	(3,340)	(172,021)
Machinery		50,038,787	268,126	(135,803)	(5,759,155)	—	7,331,270	51,743,225
(Government grants)		(157,785)	—	531	17,519	—	(347)	(140,082)
Ships		255	—	—	(103)	—	25	177
Vehicles		78,983	4,807	(4,298)	(37,980)	—	47,745	89,257
(Government grants)		(632)	(26)	—	460	—	(1,477)	(1,675)
Equipment		407,843	54,875	(667)	(184,007)	—	119,139	397,183
(Government grants)		(227)	—	—	95	—	(17)	(149)
Tools		192,387	19,389	(89)	(81,984)	—	53,362	183,065
(Government grants)		(239)	—	—	209	—	(34)	(64)
Construction-in-progress		30,963,725	12,165,238	(66,965)	—	(3,315)	(12,902,589)	30,156,094
(Government grants)		(79,126)	5,027	—	—	—	(37,723)	(111,822)
Right-of-use assets		4,542,166	78,213	(11,787)	(554,615)	—	5,420	4,059,397
Asset retirement costs		7,413,171	92	(209)	(844,518)	—	2,356,852	8,925,388
Others		2,752,081	5,311	(2,332)	(869,310)	—	860,111	2,745,861

	￦	168,709,387	12,614,177	(613,515)	(11,770,725)	(4,056)	4,184,513	173,119,781